SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Line Items]
Deferred financing costs	$ 2,393,517	$ 1,470,868
Less accumulated amortization	(1,050,808)	(565,124)
Net deferred financing costs	1,342,709	905,744
Amortization of deferred financing costs	$ 485,684	$ 289,246